CONSOLIDATED FINANCIAL STATEMENTS DETAILS (Tables)	12 Months Ended
Dec. 31, 2022
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Schedule of cash and cash equivalents

	2021	2022	2022
	RUB	RUB	$
Cash	34,012	48,682	692.1
Cash equivalents:
Bank deposits	45,214	34,346	488.3
Other cash equivalents	49	103	1.5
Total cash and cash equivalents	79,275	83,131	1,181.9

Schedule of movements in the allowance for doubtful accounts

	2021	2022	2022
	RUB	RUB	$
Balance at the beginning of the period	1,798	2,716	38.6
Current period allowance for expected credit losses	1,235	2,114	30.1
Write-off	(306)	(617)	(8.8)
Foreign exchange difference	(11)	(44)	(0.6)
Balance at the end of the period	2,716	4,169	59.3

Schedule of other current assets

	2021	2022	2022
	RUB	RUB	$
Other receivables	859	8,043	114.3
Prepaid income tax	2,272	3,328	47.3
Contract assets	659	1,456	20.7
Loans to employees	1,674	1,333	18.9
Loans granted to third parties	509	986	14.0
Loans granted to related parties	39	3	—
Restricted cash	1	643	9.1
Investments in debt securities	452	305	4.3
Prepaid other taxes	202	114	1.7
Interest receivable	308	77	1.1
Other	499	529	7.6
Total other current assets	7,474	16,817	239.0

Schedule of other non-current assets

	2021	2022	2022
	RUB	RUB	$
Loans to employees	5,241	6,187	88.0
Contract assets	874	1,292	18.4
Indemnification assets	262	1,031	14.7
Net investment in lease	—	979	13.9
Restricted cash	123	666	9.5
VAT reclaimable	884	603	8.6
Loans granted to third parties	4	301	4.3
Bank deposits and loans to customers	—	133	1.9
Loans granted to related parties	290	35	0.5
Other receivables	165	52	0.6
Total other non-current assets	7,843	11,279	160.4

Schedule of equity method investments

	2021	2022	2022
	RUB	RUB	$
ClickHouse Inc	6,521	—	—
Venture capital fund	2,347	1,377	19.6
Other	557	741	10.5
Total equity method investments	9,425	2,118	30.1

Schedule of gains/(losses) on equity securities

	2020	2021	2022	2022
	RUB	RUB	RUB	$
ClickHouse Inc	—	3,354	97	1.4
Venture capital fund	—	3,014	(886)	(12.6)
Yandex Market B.V.	(2,470)	—	—	—
Other	295	(1)	(140)	(2)
Net (losses)/gains recognized on equity method investments	(2,175)	6,367	(929)	(13.2)

Schedule of accounts payable accrued and other liabilities

	2021	2022	2022
	RUB	RUB	$
Trade accounts payable and accrued liabilities	54,854	72,635	1,032.7
Liabilities under the reverse factoring program	3,110	20,702	294.3
Salary and other compensation expenses payable/accrued to employees	6,022	11,424	162.4
Operating lease liabilities, current (Note 8)	10,525	10,963	155.9
Content liabilities	5,410	3,353	47.7
Finance lease liability, current (Note 8)	1,467	2,788	39.6
Bank deposits and liabilities	87	578	8.2
Accounts payable for acquisition of businesses	80	373	5.3
Accounts payable, accrued and other liabilities	81,555	122,816	1,746.1

Schedule of components of interest income

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Bank deposits	3,279	3,720	3,749	53.3
Other	590	895	974	13.8
Total interest income	3,869	4,615	4,723	67.1

Schedule components of other Income/(loss), net

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Foreign exchange gains	2,752	235	9,393	133.5
Contribution to a not-for-profit organization	—	(1,500)	—	—
Income/(loss) from investments in venture capital fund	89	667	(485)	(6.9)
Loss on divestment of Yandex.Money	(926)	—	—	—
Other	406	(619)	451	6.5
Total other income/(loss), net	2,321	(1,217)	9,359	133.1